Note 18 - Other Supplemental Information (Details) - Summary of Other Supplemental Information (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Franchisor operations
Revenues	$ 2,714,273	$ 2,344,625	$ 2,098,987
Operating earnings	134,427	88,780	79,248
Cash payments made during the period
Income taxes	56,336	46,159	25,673
Interest	15,370	17,314	18,860
Non-cash financing activities
Increases in capital lease obligations	3,714	2,215	2,948
Other expenses
Rent expense	73,281	69,489	68,580
Franchisor Operations [Member]
Franchisor operations
Revenues	90,684	80,450	75,025
Operating earnings	22,071	19,435	16,801
Initial franchise fee revenues	$ 5,042	$ 5,817	$ 5,950